Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2020
Repurchase agreements and securities lending transactions accounted for as secured borrowings

19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2020 and September 30, 2020:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2020
Repurchase agreements	6,357	5,467	4,867	1,280	17,971
Securities lending transactions	877	231	—	316	1,424

Total	7,234	5,698	4,867	1,596	19,395

September 30, 2020
Repurchase agreements	10,154	3,684	3,162	2,326	19,326
Securities lending transactions	798	298	50	330	1,476

Total	10,952	3,982	3,212	2,656	20,802

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2020 and September 30, 2020:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2020
Japanese government bonds and Japanese local government bonds	1,790	269
Foreign government bonds and foreign agency mortgage-backed securities	15,218	359
Commercial paper and corporate bonds	273	50
Equity securities	542	730
Other	148	16

Total (Note)	17,971	1,424

September 30, 2020
Japanese government bonds and Japanese local government bonds	3,355	372
Foreign government bonds and foreign agency mortgage-backed securities	15,100	368
Commercial paper and corporate bonds	209	53
Equity securities	579	668
Other	83	15

Total (Note)	19,326	1,476

Note:
Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,227 billion and ¥804 billion, at March 31, 2020 and September 30, 2020, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off
or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2020, except for loans. Loans pledged as collateral at September 30, 2020 and March 31, 2020 accounted for approximately 5% and 2% of total assets, respectively. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in our annual report on Form
20-F
for the year ended March 31, 2020 for additional information.